Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ (8,695)	¥ 22,704
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	(10,801)	38,410
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,479	559
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	357	525
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	8,247	1,106
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	7,433	6,256
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(18,421)	21,039
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ (18,591)	¥ 31,629